Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—73.9%
		Banking—1.2%
$200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	$199,001
		Chemicals & Plastics—1.8%
200,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	165,553
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	141,902
		TOTAL	307,455
		Oil & Gas—2.1%
1,000,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	60,358
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	61,877
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	80,194
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	163,834
		TOTAL	366,263
		Sovereign—66.9%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	164,702
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	164,000
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	147,972
100,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	33,377
221,997	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	65,421
50,000		Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	17,494
50,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	14,375
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	205,490
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	151,809
CLP 300,000		Bonos De Tesoreria, Unsecd. Note, 5.940%, 2/12/2029	80,436
270,000,000		Bonos Tesoreria Pesos, Unsecd. Note, 2.500%, 3/1/2025	304,562
BRL 8,300,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	1,689,799
$200,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 6.550%, 4/3/2034	201,330
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	277,298
$50,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 2.500%, 7/31/2040	16,541
250,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	91,352
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 3.875%, 2/16/2026	143,594
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	59,639
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	113,678
50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	38,902
75,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	53,479
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	144,850
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	82,350
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	85,500
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	87,250
200,000	[1,2]	Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	90,874
200,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	186,934
HUF 105,000,000		Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	253,990
IDR 6,900,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	515,303
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	90,543
$83,341		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	75,423

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	$188,566
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	175,745
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2024	15,586
MXN 8,300,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	435,740
500,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 8.000%, 9/5/2024	28,431
$10,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	530,659
200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	153,615
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	171,180
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	202,220
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	195,422
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	197,845
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	101,288
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	458,692
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	359,611
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	222,458
RUB 42,800,000	[1,2,3]	Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	220,231
$200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	154,374
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	144,436
$200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	139,650
ZAR 200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	176,660
3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	115,330
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	201,708
$200,000		State of Israel, Sr. Unsecd. Note, 4.500%, 1/17/2033	191,977
COP 1,500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.000%, 6/30/2032	293,496
500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.250%, 10/18/2034	95,678
$400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	266,488
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	56,602
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	147,062
200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	197,310
1,500,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	142,294
		TOTAL	11,628,621
		State/Provincial—0.2%
100,000		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.375%, 9/1/2037	37,474
		Transportation—1.4%
200,000	[1,2]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	54,100
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	194,842
		TOTAL	248,942
		Utilities—0.3%
200,000	[1,2]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	58,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $17,679,249)	12,846,006
		CORPORATE BONDS—23.0%
		Air Transportation—1.2%
200,000		Embraer Netherlands BV, Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	202,887
		Automotive—1.1%
200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	199,008

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—3.8%
$200,000	[4]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	$163,728
200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	196,274
200,000	[1,2,3]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
100,000	[4]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	80,552
200,000		Bank Leumi Le-Israel, Sub., 7.129%, 7/18/2033	197,975
200,000	[1,2,3,4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,3,4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	668,529
		Building Materials—1.2%
200,000	[4]	Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 12/14/2023	209,186
		Chemicals & Plastics—2.1%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	195,453
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	160,267
		TOTAL	355,720
		Consumer Products—0.0%
25,000		ATENTO LUXCO 1 SA, REGS, 8.000%, 2/10/2026	191
		Financial Intermediaries—0.9%
180,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	163,686
		Oil & Gas—8.8%
100,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	93,241
100,000		Ecopetrol SA, Sr. Unsecd. Note, 8.625%, 1/19/2029	102,076
83,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	84,210
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	188,088
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	203,000
176,852		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	154,902
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	176,891
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.500%, 7/3/2033	195,486
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	173,220
184,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	152,057
		TOTAL	1,523,171
		Rail Industry—0.2%
34,900		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	35,405
		Real Estate—1.2%
200,000		Country Garden Holdings Co., 3.300%, 1/12/2031	16,260
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	194,349
		TOTAL	210,609
		Telecommunications & Cellular—2.5%
2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	113,578
200,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	189,536
50,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	40,408
100,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	94,920
		TOTAL	438,442
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,873,375)	4,006,834

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.3%
$392,680	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[5] (IDENTIFIED COST $392,641)	$392,680
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $22,945,265)	17,245,520
	OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	139,789
	TOTAL NET ASSETS—100%	$17,385,309
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10 Year Long Bond, Long Futures	16	$1,776,500	December 2023	$15,276
United States Treasury Notes Ultra Bond, Long Futures	2	$258,938	December 2023	$2,549
Short Futures:
United States Treasury Notes Long Bond, Short Futures	1	$121,688	December 2023	$(1,440)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,385
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,288,652 and $12,169, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2023[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Republic of Colombia	Sell	1.00%	6/20/2028	2.11%	$(200,000)	$(8,952)	$(10,009)	$1,057
Goldman Sachs	Republic of Peru	Buy	1.00%	6/20/2028	0.73%	$200,000	$(2,336)	$(1,699)	$(637)
Barclays	United Mexican States	Buy	1.00%	6/20/2028	1.00%	$200,000	$18	$338	$(320)
TOTAL CREDIT DEFAULT SWAPS							$(11,270)	$(11,370)	$100
The average notional amount of credit default swap contracts held by the Fund throughout the period was $150,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/5/2023	BNP Paribas	500,803 BRL	$101,750	$(619)
9/5/2023	BNP Paribas	5,964,130 BRL	$1,219,821	$(16,419)
9/5/2023	BNP Paribas	$100,000	500,803 BRL	$(1,049)
9/5/2023	Credit Agricole	500,000 BRL	$100,335	$552
9/5/2023	State Street	497,527 BRL	$101,084	$(615)
9/5/2023	State Street	500,000 BRL	$102,486	$(1,599)
9/5/2023	State Street	745,800 BRL	$151,527	$(923)
9/5/2023	State Street	5,220,000 BRL	$1,060,566	$(6,457)
9/5/2023	State Street	$100,000	497,527 BRL	$(388)
9/5/2023	State Street	$150,000	745,799 BRL	$(482)
9/12/2023	Morgan Stanley	80,000,000 CLP	$97,894	$(4,188)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/20/2023	BNP Paribas	1,652,700 RON	$362,875	$(315)
9/20/2023	BNY Mellon	$200,000	3,497,471 MXN	$(4,402)
9/20/2023	Citibank	3,871,910 CNY	$538,374	$(6,068)
9/20/2023	Citibank	3,000,000 MXN	$174,598	$730
9/20/2023	JPMorgan	131,725 SGD	$98,868	$(1,311)
9/20/2023	Morgan Stanley	6,696,000 CZK	$306,131	$(4,691)
9/20/2023	Morgan Stanley	92,972,000 HUF	$263,557	$(250)
9/20/2023	Morgan Stanley	995,000 PLN	$242,636	$(1,733)
9/20/2023	Morgan Stanley	$100,000	1,750,751 MXN	$(2,319)
9/20/2023	Morgan Stanley	5,361,384 ZAR	$278,003	$5,396
9/20/2023	TD Securities	396,440,000 COP	$100,233	$(3,985)
11/16/2023	Barclays	88,000 BRL	$17,424	$150
11/16/2023	Goldman Sachs	88,000 BRL	15,934 EUR	$231
Contracts Sold:
9/5/2023	BNP Paribas	5,964,130 BRL	$1,211,754	$7,378
9/5/2023	Credit Agricole	500,000 BRL	$101,587	$619
9/5/2023	State Street	5,220,000 BRL	$1,015,189	$(38,067)
9/5/2023	State Street	500,000 BRL	$101,587	$619
9/12/2023	Bank of America	160,000,000 CLP	$198,248	$10,836
9/12/2023	Morgan Stanley	84,409,500 CLP	$100,126	$1,255
9/12/2023	Morgan Stanley	79,907,500 CLP	$100,077	$6,479
9/20/2023	Bank of America	1,466,480 PEN	$399,651	$3,410
9/20/2023	Barclays	1,652,700 RON	$371,029	$8,468
9/20/2023	BNP Paribas	200,000,000 COP	$48,360	$(196)
9/20/2023	Citibank	1,250,000,000 COP	$289,723	$(13,754)
9/20/2023	Citibank	2,000,000 MXN	$116,149	$(737)
9/20/2023	Credit Agricole	92,972,000 HUF	$270,923	$7,616
9/20/2023	Morgan Stanley	419,000 EUR	$459,467	$4,686
9/20/2023	Morgan Stanley	2,300,000 MXN	$132,394	$(2,024)
9/20/2023	Morgan Stanley	1,800,000 MXN	$105,275	$78
9/20/2023	State Street	6,696,000 CZK	$312,369	$10,928
9/20/2023	State Street	9,123,100 MXN	$515,966	$(17,214)
9/20/2023	State Street	995,000 PLN	$248,535	$7,632
11/15/2023	Barclays	$30,000	50,399 NZD	$58
11/15/2023	BNY Mellon	$60,000	8,599,512 JPY	$(160)
11/15/2023	HSBC	20,000 GBP	42,486 NZD	$(2)
11/15/2023	Morgan Stanley	$14,500	22,312 AUD	$(2)
11/15/2023	State Street	20,000 GBP	38,957 AUD	$(27)
11/15/2023	Wells Fargo	$46,313	42,295 EUR	$(279)
11/16/2023	Barclays	88,000 BRL	16,262 EUR	$126
11/16/2023	State Street	88,000 BRL	$17,694	$120
12/4/2023	BNP Paribas	6,050,000 BRL	$1,221,981	$16,415
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(36,493)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $195,710 and $97,467, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $114 and $205, respectively. The average market values of written put and call options held by the Fund throughout the period was $(825) and $(313), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2022	$52,057
Purchases at Cost	8,947,552
Proceeds from Sales	(8,607,092)
Change in Unrealized Appreciation/Depreciation	36
Net Realized Gain/(Loss)	127
Value as of 8/31/2023	$392,680
Shares Held as of 8/31/2023	392,680
Dividend Income	$14,077
1
Non-income-producing security.
2
Issuer in default.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.
4
Perpetual Bond Security. The maturity date reflects the next call date.
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$12,625,775	$220,231	$12,846,006
Corporate Bonds	—	3,976,834	30,000	4,006,834
Investment Company	392,680	—	—	392,680
TOTAL SECURITIES	$392,680	$16,602,609	$250,231	$17,245,520
Other Financial Instruments:
Assets
Futures Contracts	$17,825	$—	$—	$17,825
Swap Contracts	—	18	—	18
Foreign Exchange Contracts	—	93,782	—	93,782
Liabilities
Futures Contracts	(1,440)	—	—	(1,440)
Swap Contracts	—	(11,288)	—	(11,288)
Foreign Exchange Contracts	—	(130,275)	—	(130,275)
TOTAL OTHER FINANCIAL INSTRUMENTS	$16,385	$(47,763)	$—	$(31,378)
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Foreign Governments/ Agencies	Investments in Corporate Bonds
Balance as of 11/30/2022	$287,554	$30,000
Accreted/amortized discount/premiums	—	—
Transfers into Level 3	—	—
Net realized gain/(loss)	—	—
Change in unrealized appreciation/depreciation	(67,323)	—
Purchases	—	—
(Sales)	—	—
Balance as of 8/31/2023	$220,231	$30,000
The total change in unrealized appreciation/depreciation attributable to investments still held at August 31, 2023	$(67,323)	$—

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
ZAR	—South African Rand